[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

February 13, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Center Coast MLP & Infrastructure Fund — Pre-Effective Amendment No. 1 to Registration Statement on Form N-2
(File Nos. 333-200802 and 811-22843)

Ladies and Gentlemen:

On behalf of Center Coast MLP & Infrastructure Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the offering of the Fund’s common shares, including pursuant to rights to subscribe for the Fund’s common shares, on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

A fee of $14,525 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Michael K. Hoffman
Michael K. Hoffman

Enclosure